Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bank Borrowings [Abstract]
Interest expense	$ 247,615	$ 250,781	$ 191,198